Shareholder Report, Line Graph (Details) 74200013100_TIF Foreign Smaller Companies Series_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 1,393,576	$ 1,429,168	$ 1,233,156	$ 1,607,378	$ 1,451,758	$ 1,332,448	$ 1,084,504	$ 1,330,346	$ 991,466	$ 1,000,000	$ 1,532,604
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	1,694,456	1,605,601	1,388,737	1,653,320	1,533,350	1,385,741	1,140,388	1,329,091	1,044,951	1,000,000	$ 2,243,239
MSCI AC World ex-U.S. Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI AC World ex-U.S. Small Cap Index-NR
Accumulated Value	$ 1,690,591	$ 1,635,671	$ 1,414,226	$ 1,767,183	$ 1,564,903	$ 1,369,812	$ 1,118,940	$ 1,367,910	$ 1,039,085	$ 1,000,000	$ 2,185,264